DIGIMINE PREFERRED STOCK EXCHANGE AGREEMENT (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	May 21, 2019	Apr. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Exchange shares of common stock			994,887	257,767
Common stock, shares issued			103,164,460	29,824,187
DigiMine LLC [Member]
Exchange shares of common stock	10,000,000		8,000,000	2,000,000
Derivative liability			$ 764,800
Common stock value	$ 1,650,000
Asset Purchase Agreement [Member] | Series B Preferred Stock [Member]
Derivative liability	$ 461,236
Common stock, shares issued			8,000,000
Asset Purchase Agreement [Member] | DigiMine LLC [Member]
Business aquisition, consideration transferred, shares issued		36,667
Asset Purchase Agreement [Member] | DigiMine LLC [Member] | Series B Preferred Stock [Member]
Common stock, shares issued			8,000,000	2,000,000
Common stock value			$ 479,800	$ 285,000
Preferred Stock Exchange Agreement [Member]
Common shares surrendered	20,000
Exchange shares of common stock	10,000,000
Exchange agreement description	Company’s common stock, which were to be issued in ten tranches of 1,000,000 shares each beginning ten trading days after the date of the Exchange Agreement and each ten trading days thereafter.
Derivative liability	$ 1,650,000
Loss on exchange of shares				$ 1,650,000
Preferred shares sold	16,666
Common stock, shares issued				2,000,000